DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	TORM plc
Entity Central Index Key	0001655891
Trading Symbol	trmd
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Title of 12(b) Security	Class A common shares, par value $0.01 per share
Entity Interactive Data Current	Yes
Document Transition Report	false
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	74,855,929
Document Type	20-F
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020